Trade accounts and other receivables from unrelated parties (Tables)	12 Months Ended
Dec. 31, 2023
Trade accounts and other receivables from unrelated parties
Summary of trade accounts and other receivables from unrelated parties

Trade accounts and other receivables from unrelated parties
in € THOUS
	December 31,		December 31,
	2023		2022
		thereof credit-		thereof credit-
		impaired (1)		impaired (1)
Trade accounts and other receivables, gross	3,733,067	439,379	3,742,951	378,831
thereof finance lease receivables	69,291	—	72,853	—
less expected credit losses	(261,854)	(179,636)	(168,681)	(124,081)
Trade accounts and other receivables	3,471,213	259,743	3,574,270	254,750
(1)

Trade accounts receivable balances are credit-impaired when one or more events have occurred that have a detrimental impact on the estimated future cash flows of the receivable balance (e.g. overdue by more than one year, etc.).

Development of expected credit losses for doubtful accounts from unrelated parties and aging analysis

The following table shows the development of expected credit losses in the fiscal years 2023, 2022 and 2021:

Development of expected credit losses for doubtful accounts from unrelated parties in THOUS €
	2023	2022	2021

Expected credit losses as of January 1	168,681	163,929	142,372
Change in valuation allowances as recorded in the consolidated statements of income	112,242	42,470	44,374
Write-offs and recoveries of amounts previously written-off	(13,413)	(36,180)	(21,622)
Foreign currency translation	(5,656)	(1,538)	(1,195)
Expected credit losses as of December 31	261,854	168,681	163,929

The following tables show the aging analysis of trade accounts and other receivables from unrelated parties and expected credit losses as of December 31, 2023 and as of December 31, 2022:

Aging analysis of trade accounts and other receivables from unrelated parties 2023 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,116,259	775,684	251,580	265,946	323,598	3,733,067
less expected credit losses	(35,706)	(10,738)	(19,049)	(9,006)	(187,355)	(261,854)
Trade accounts and other receivables, net	2,080,553	764,946	232,531	256,940	136,243	3,471,213

Aging analysis of trade accounts and other receivables from unrelated parties 2022 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,143,985	831,384	254,570	246,497	266,515	3,742,951
less expected credit losses	(23,709)	(8,666)	(5,314)	(11,409)	(119,583)	(168,681)
Trade accounts and other receivables, net	2,120,276	822,718	249,256	235,088	146,932	3,574,270

Schedule of reconciliation of insurance and reinsurance contracts receivables and liabilities

Reinsurance contract receivables and liabilities
in € THOUS
	2023
	Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total
Reinsurance contract receivables (liabilities) as at January 1,	23,925	(1,801)	22,124
Incurred claims and other directly attributable expenses	(166,161)	825	(165,336)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	1,544	—	1,544
Claims and other directly attributable expenses paid	(387,949)	—	(387,949)
Premium revenue	583,269	—	583,269
Foreign currency translation and other changes	(1,491)	45	(1,446)
Reinsurance contract receivables (liabilities) as at December 31,	53,137	(931)	52,206
(1)	Changes that relate to past service include premium revenue for past performance years of €9,038.

Insurance contract receivables and liabilities
in € THOUS	2023
	Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total
Insurance contract receivables (liabilities) as at January 1,	20,669	(254)	20,415
Incurred claims and other directly attributable expenses	(208,884)	(314)	(209,198)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(2,666)	—	(2,666)
Claims and other directly attributable expenses paid	(423,377)	—	(423,377)
Premium revenue	642,529	—	642,529
Foreign currency translation and other changes	(882)	15	(867)
Insurance contract receivables (liabilities) as at December 31,	27,389	(553)	26,836